Schedule II Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 91,819	$ 99,657	$ 93,638
Amounts charged (credited) to expense	10,021	6,472	20,237
Deductions from allowance	(25,703)	(14,310)	(14,218)
Balance at end of period	76,137	91,819	99,657
Allowance for liquidated damages
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	6,317	7,583	12,477
Amounts charged (credited) to expense	13,518	5,247	7,102
Deductions from allowance	(10,224)	(6,513)	(11,996)
Balance at end of period	9,611	6,317	7,583
Inventory reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	9,895	9,804	10,175
Amounts charged (credited) to expense	23,502	617	1,700
Deductions from allowance	(6,353)	(526)	(2,071)
Balance at end of period	27,044	9,895	9,804
Valuation allowance for deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	77,631	86,742	83,542
Amounts charged (credited) to expense	62,032	(9,111)	3,200
Balance at end of period	$ 139,663	$ 77,631	$ 86,742